UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)  (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Templeton
Institutional Funds
December 31, 2022
Foreign Smaller Companies Series International Equity Series

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Contents
Annual Report
Economic and Market Overview 2
Foreign Smaller Companies Series 3
International Equity Series 10
Financial Highlights and Schedules of Investments 17
Financial Statements 29
Notes to Financial Statements 32
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Board Members and Officers 47
Shareholder Information 52
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ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
-18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Foreign Smaller Companies Series
This annual report for Foreign Smaller Companies Series
(Fund) covers the fiscal year ended December 3 1 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a -23.19% cumulative total return for
the 12 months under review. In comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures the performance
of global developed and emerging market small-cap
equities excluding the U.S., posted a -19.97% cumulative
total return.
1
Please note, index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider a company’s price/
earnings ratio, profit margins and liquidation value.
Manager’s Discussion
In a challenging macroeconomic environment, international
small capitalization equities, as represented by the MSCI
ACWI ex USA Small Cap Index-NR, declined -19.97% for
the 12 months ended December 31, 2022.
1
Rising inflation
forced many central banks to tighten monetary policy,
leading to increasingly dour economic expectations and
major rotations in global capital markets. The onset and
escalation of war in Europe saw a U.S.-led NATO (North
Atlantic Treaty Organization) alliance supporting Ukraine
against Russia, while growing economic tensions between
China and the West, along with the continued disruptive
presence of COVID, also added pressure on risk assets and
investor sentiment more broadly. Market sentiment improved
in the fourth quarter as investors began pricing in signs of peak inflation and less aggressive monetary policy tightening by many central banks going forward.
Against this backdrop, the Fund underperformed its
benchmark index for the year, due primarily to stock
selection in the financials, consumer discretionary and
industrials sectors.
Sweden-based Thule Group, which focuses on consumer-
branded products in the outdoor segment, and Watches of
Switzerland Group (WOSG), a leading U.K. luxury watch
retailer with a growing presence in the U.S., detracted from relative returns in the consumer discretionary sector.
Geographic Composition
12/31/22
% of Total
Net Assets
Europe 47.2%
Asia 38.9%
North America 4.6%
Latin America & Caribbean 4.1%
Other 0.5%
Short-Term Investments & Other Net Assets 4.7%
1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
18
.

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Shares of Thule fell on investor concerns about higher
interest rates and their impact on the global economy.
Looking at the longer term, the aging, healthier and
affluent population is leading to an increased demand
for outdoor activities, which has driven strong revenue
growth. Additionally, an increase in domestic holidays and
“staycations” on the back of COVID may be supporting
demand. The company has proved, in our view, that it can
handle rising input costs, supply shortages and elevated
demand better than many other manufacturing companies
in the Nordic area. Thule's products are of high quality, carry premium prices and are highly rated in open consumer
reviews.
WOSG shares declined on slower economic growth and
weakening consumer demand. Looking at the longer term,
management has increased digital customer engagement
activity and plans to extend it going forward. We believe
WOSG is still in the nascent phase of its development
despite being a long-standing market leader in the U.K. We
see meaningful tailwinds for the WOSG equity story from a
product and geographic perspective.
Switzerland-based Montana Aerospace, which also has
operations in Germany, is a manufacturer of lightweight
critical structural parts and assemblies made of various hard metals. The company was a significant relative detractor
from industrials returns as it was impacted by rising energy costs, which led to analyst downgrades. We believe the
market has overreacted, and we remain confident in the
stock’s long-term potential. Montana Aerospace is vertically integrated across the entire set of production steps—
complete from raw material recycling, casting, extrusion,
machining, surface treatment and sub-assembly—with many
steps occurring in a single location. This vertical integration meaningfully reduces the complexity of procurement relative
to the traditional model, which might include four to six
separate sub-suppliers for a single part. Montana Aerospace
has demonstrated that this integrated model eliminates
dependencies and transport costs between sub-suppliers
and increases flexibility to respond to changes. Ultimately, it increases reliability and lowers supply-chain risks for the customer.
In contrast, relative contributors included stock selection in the information technology (IT) and communication services
sectors, as well as an underweighting in the real estate
sector.
Shares of Barco, a Belgian IT company that focuses on
projection, medical display and wireless presentation
technology, were helped by a reported 29% year-on-year
increase in revenue during the first half of 2022. We believe a projector upgrade wave should continue to drive growth in
the cinema business, as laser technology offers total cost of ownership and image-quality benefits over the old, existing
xenon lamp-based projectors. The firm’s “ClickShare”
product is a runaway success, and we believe it has clear
potential for further growth.
Portfolio Composition
12/31/22
% of Total
Net Assets
Machinery 12.6%
Electronic Equipment, Instruments &
Components 8.6%
Leisure Products 7.4%
Textiles, Apparel & Luxury Goods 6.1%
Food Products 5.5%
Capital Markets 5.0%
Professional Services 4.8%
Specialty Retail 3.8%
Banks 3.1%
Entertainment 3.1%
Technology Hardware, Storage & Peripherals 2.7%
Life Sciences Tools & Services 2.7%
Pharmaceuticals 2.4%
Energy Equipment & Services 2.4%
Other* 25.1%
Short-Term Investments & Other Net Assets 4.7%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Sanlorenzo SpA 2.1%
Leisure Products, Italy
Asics Corp. 2.0%
Textiles, Apparel & Luxury Goods, Japan
Barco NV 1.9%
Electronic Equipment, Instruments &
Components, Belgium
Interpump Group SpA 1.8%
Machinery, Italy
Technogym SpA 1.8%
Leisure Products, Italy
Meitec Corp. 1.6%
Professional Services, Japan
Bucher Industries AG 1.6%
Machinery, Switzerland
TechnoPro Holdings, Inc. 1.6%
Professional Services, Japan
Stabilus SE 1.5%
Machinery, Germany
Gerresheimer AG 1.5%
Life Sciences Tools & Services, Germany

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
M Dias Branco, Brazil’s market leader in producing cookies
and crackers, was the top individual stock contributor for
the year. We believe the company’s market-leading brands
and significant competitive advantages it has developed by
vertically integrating and gradually developing distribution across Brazil can continue to support strong share-price
performance over our long-term investment horizon.
Norway-based TGS, the leading provider of subsurface
data for the oil and gas exploration industry, was another
strong relative contributor. TGS is a market leader with a
unique track record within its sector. Over its history, TGS has consistently been managed predictably and methodically
through cycles, with its asset-light model allowing it to nimbly adjust to the cycle. TGS entered the recent downturn with a
net cash balance sheet and responded swiftly by cutting its
operating costs and capital budget. We believe its favorable financial position should allow it to opportunistically acquire assets from distressed competitors.
Regionally, stock selection in Asia ex Japan and the
eurozone detracted from relative performance for the
year. Stock selection and an underweighting in the U.K.
contributed.
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security.
The information is not a complete analysis of every aspect
of any market, country, industry, security or the Fund.
Statements of fact are from sources considered reliable,
but the investment manager makes no representation or
warranty as to their completeness or accuracy. Although
historical performance is no guarantee of future results,
these insights may help you understand our investment
management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -23.19% -23.19%
5-Year -7.31% -1.51%
10-Year +48.48% +4.03%
See page 8 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
12/31/12–12/31/22

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
All investments involve risks, including possible loss of principal. Small and midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of large, more established companies. Historically, these securities have exhibited greater price volatility than large-company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The MSCI ACWI ex USA Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equity securities in global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Net Investment
Income
Short-Term
Capital Gain Total
$0.3248 $0.0580 $0.3828
Total Annual Operating Expenses
5
1.04%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,010.60 $5.06 $1,020.17 $5.09 1.00%

ftinstitutional.com
Annual Report
International Equity Series
This annual report for International Equity Series (Fund)
covers the fiscal year ended Decembe r 3 1 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a -9.23% cumulative
total return for the 12 months under review. For comparison, the Fund’s primary benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures the equity
market performance of global developed and emerging
markets excluding the U.S., posted a -16.00% cumulative
total return.
1
Also in comparison, the Fund’s secondary
benchmark, the MSCI Europe, Australasia, Far East Index
(EAFE)-NR, which measures the equity market performance
of global developed markets excluding the U.S. and Canada,
posted a -14.45% cumulative total return.
1
Please note,
index performance information is provided for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we employ
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. We also consider a company’s
price/earnings ratio, profit margins and liquidation value. We attempt to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including
currency movements, are favorable to capital growth.
For purposes of pursuing the Fund’s investment goal, we
intend to enter into equity derivative instruments, including equity index futures contracts. We use these derivative
instruments for investment purposes, including for cash
management purposes and to generate income, to increase
liquidity and/or to adjust the Fund’s exposure to certain
equity markets in a more efficient or less expensive way.
Manager’s Discussion
The Fund outperformed its benchmark MSCI ACWI ex USA
Index-NR in 2022, a challenging year that saw international
equities post their biggest decline since the depths of the
global financial crisis as central banks tightened policy to combat rising inflation. All major regions and the majority
of the Fund’s sector exposures performed better than the
benchmark during the year in review. Encouragingly, relative strength was primarily attributable to stock selection. We
have long believed that the ultra-loose policy environment
prevailing in recent years was anomalous, and that the
transition to a more normalized interest-rate environment
would eventually increase investor scrutiny on price and
fundamentals, potentially rewarding our value-oriented
strategy. As it happened, international value stocks had their best year relative to international growth stocks since the
bursting of the TMT (technology-media-telecommunication)
bubble in 2000, supporting Fund performance during the
12-month review period.
Energy was the Fund’s top-performing sector in 2022,
benefiting from both stock selection and a favorable
overweighted allocation. The Fund’s top three individual
contributors all hailed from the energy sector: French
integrated oil major TotalEnergies and U.K. oil majors BP
and Shell.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
25
.
Geographic Composition
12/31/22
% of Total
Net Assets
Europe 60.8%
Asia 27.0%
North America 5.3%
Latin America & Caribbean 1.9%
Short-Term Investments & Other Net Assets 5.0%

International Equity Series

ftinstitutional.com
Annual Report
Each company benefited from elevated oil prices, strong
cash flows and shareholder-friendly capital allocation
programs. TotalEnergies reported better-than-expected
earnings and healthy free cash flows, which management
used to buy back additional shares and issue a special
dividend. Concerns about Russia are keeping the pressure
on valuations, though we believe TotalEnergies’ Russian
exposure is manageable and that current multiples
significantly undervalue the firm’s growth potential (aided
by strong positioning in liquified natural gas) and return
prospects. BP is also generating prolific cash, which
management is using to buy back roughly 10% of its
outstanding equity per year at current rates, after paying
its dividend and with capital left over to continue reducing balance sheet leverage. Management delivered another
exceptional above-consensus earnings announcement
during the reporting period, and we remain constructive on
BP given the above characteristics and the stock’s single-
digit price-to-earnings multiple. Shell, which is traded on
exchanges in the U.K. and Netherlands, was also buoyed
by healthy cash generation and positive capital return plans;
the firm reported strong profits, raised its dividend and
announced plans to buy back another $4 billion of shares in
coming months. While commodity prices will fluctuate in the
near-term, we continue to believe select energy producers
appear significantly undervalued given improved capital
allocation within the industry and attractive supply-and-
demand fundamentals for hydrocarbon markets over the
longer-term.
Stock selection in industrials also positively impacted
performance, led by U.K.-based defense contractor BAE
Systems. Defense stocks generally had a good year in
light of the escalating conflict in Ukraine and simmering
geopolitical tensions elsewhere. More specifically, shares
of BAE were buoyed by positive sentiment and improving
fundamentals. A trading update late in the year confirmed the strength of BAE’s order intake in 2022 and saw management
reiterate full-year earnings guidance and share buyback
plans. After a period of protracted underperformance,
BAE has a new management team that has performed
admirably, with above-industry-average growth and ongoing
improvements in operating margins and cash conversion.
While we trimmed the position during the year to realize
profits, we continue to like BAE given what we view as its
attractive valuation, strong growth profile, good margin
upside and favorable capital return policies.
Other notable sector contributors included financials,
information technology (IT) and communication services,
all of which benefited from stock selection. Financials had
two stocks among the Fund’s top 10 contributors: Japanese
financial services firm Sumitomo Mitsui Financial Group
and Singaporean lender United Overseas Bank. We raised
our weighting to banks last year on expectations that rising interest rates and accelerating loan growth would strengthen net interest margins, which is playing out broadly as
expected. Our exposures, however, remain highly selective.
We have avoided banks in low-returning, over-regulated
markets with elevated credit risk, focusing instead on what
we believe to be best-in-class banks in attractive markets
with shareholder-friendly management teams and earnings
sensitivity as interest rates rise. That has led us toward
“Main Street” banks where traditional lending will benefit
from higher rates, and away from banks with a high mix in
the volatile investment banking market. Geographically, we
are finding more desirable opportunities that fit this profile in the U.K. and Asian markets, and fewer in the euro-area.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
From the communication services sector, shares of German
incumbent telecom operator Deutsche Telekom rallied as
investors favored the firm’s quality defensive profile during a period of market consolidation. As the leader with the
best network quality in one of the most attractive markets in
Europe—and with a large strategic stake in well-positioned
U.S. mobile operator T-Mobile US (not a Fund holding)—we
believe Deutsche Telekom offers good long-term return
potential from current modest valuations.
Portfolio Composition
12/31/22
% of Total
Net Assets
Banks 14.4%
Oil, Gas & Consumable Fuels 13.8%
Pharmaceuticals 7.0%
Semiconductors & Semiconductor Equipment 5.3%
Diversified Telecommunication Services 4.0%
Automobiles 3.5%
Metals & Mining 3.5%
Specialty Retail 2.5%
Technology Hardware, Storage & Peripherals 2.4%
Multi-Utilities 2.2%
Aerospace & Defense 2.1%
Commercial Services & Supplies 2.1%
Industrial Conglomerates 2.0%
Electric Utilities 2.0%
Other* 28.2%
Short-Term Investments & Other Net Assets 5.0%

International Equity Series

ftinstitutional.com
Annual Report
The IT sector did not contribute any individual stocks to
the Fund’s top 10 performing holdings, though our position
limited losses relative to the benchmark.
Turning to laggards, stock-specific weakness in utilities was the main detractor during the period. Shares of German
power provider E.ON declined on concerns about the impact
of a disruption in Russian natural gas supply. While we
think E.ON could be a strong longer-term holding following
a period of strategic restructuring and deleveraging, the
implications of the Russia-Ukraine conflict for Germany’s
power system change the risk-reward calculus, in our view.
We liquidated the position in favor of opportunities we
believe are more attractive and with more manageable near-
term risk profiles.
Health care stocks also detracted, pressured by German
dialysis specialist Fresenius Medical Care. Shares declined
after management reported weak quarterly sales figures and
cut its full-year guidance, citing labor shortages and rising costs. Near-term volatility aside, we believe Fresenius has
been trading near trough valuations on trough earnings and
should benefit from improving revenues and profit margins
as we move past the pandemic (which negatively impacted
patient volumes) over our investment horizon. We continue
to like Fresenius’s positioning in the dialysis market, where the firm stands to benefit from its popular home dialysis
offerings, changes in U.S. Medicare laws, intelligent free
cash flow allocation, and optionality around partial sales or potential takeovers.
From the underperforming consumer discretionary sector,
shares of German athletic apparel firm adidas declined
during the year. Adidas continued to be affected by the
COVID lockdowns in China and was also impacted by the
competitive selling environment in all geographies due
to elevated inventory levels in the market. Additionally,
controversies forced the company to terminate its
partnership with Yeezy designer Kanye West. As the brand
carried significantly higher-than-average margins, the
financial loss was severe, and the changing circumstances
at the company led to us to reconsider our investment in the stock, and ultimately exit the position.
From a regional standpoint, the bulk of relative
outperformance came from Europe, where the Fund
benefited primarily from stock selection. Within the region, relative outperformance was largely concentrated in the
U.K., where the Fund’s position gained over 7%, compared
to a greater than 6% loss for the benchmark’s U.K.
exposures. Asian holdings also outperformed, led by stock
selection in Japan and favorable allocations in Singapore
(overweighted) and Taiwan (underweighted).
In August 2022, Peter A. Nori took over the Lead Portfolio
Manager position from Antonio T. Docal, who is no longer
managing the Fund.
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Peter A. Nori, CFA
Lead Portfolio Manager
Matthew R. Nagle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
TotalEnergies SE 4.7%
Oil, Gas & Consumable Fuels, France
BP plc 4.5%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.5%
Oil, Gas & Consumable Fuels, Netherlands
Deutsche Telekom AG 4.0%
Diversified Telecommunication Services,
Germany
Sumitomo Mitsui Financial Group, Inc. 3.9%
Banks, Japan
Lloyds Banking Group plc 2.7%
Banks, United Kingdom
Samsung Electronics Co. Ltd. 2.4%
Technology Hardware, Storage & Peripherals,
South Korea
AstraZeneca plc 2.4%
Pharmaceuticals, United Kingdom
Veolia Environnement SA 2.2%
Multi-Utilities, France
Sanofi SA 2.2%
Pharmaceuticals, France

Performance Summary as of December 31, 2022
International Equity Series

ftinstitutional.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
1-Year -9.23% -9.23%
5-Year -4.00% -0.81%
10-Year +29.60% +2.63%
Service
1-Year -9.29% -9.29%
5-Year -4.70% -0.96%
10-Year +27.66% +2.47%
See page 15 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Primary Shares
(12/31/12–12/31/22)
Service Shares
(12/31/12–12/31/22)

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign investing involves special risks, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ small or midcap size and lesser liquidity. Because the Fund may invest in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Value securities may not increase in price as anticipated or may decline further in value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1f in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Source: FactSet. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Primary $0.1008 $0.5298 $0.6306
Service $0.0771 $0.5298 $0.6069
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.91% 0.95%
Service 1.06% 1.10%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,046.85 $3.50 $1,021.78 $3.46 0.68%
Service $1,000 $1,047.43 $3.90 $1,021.39 $3.85 0.76%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.80 $23.03 $21.40 $17.96 $25.08
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.28 0.17 0.30 0.37
Net realized and unrealized gains (losses) ........... (5.38) 2.07 1.74 3.79 (4.97)
Total from investment operations .................... (5.07) 2.35 1.91 4.09 (4.60)
Less distributions from:
Net investment income .......................... (0.32) (0.28) (0.22) (0.37) (0.21)
Net realized gains ............................. (0.06) (3.30) (0.06) (0.28) (2.31)
Total distributions ............................... (0.38) (3.58) (0.28) (0.65) (2.52)
Net asset value, end of year ....................... $16.35 $21.80 $23.03 $21.40 $17.96
Total return .................................... (23.19)% 10.72% 8.95% 22.86% (18.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.04% 1.04% 1.02% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.02%
c
1.04%
c
1.03% 1.02%
c
1.00%
d
Net investment income ........................... 1.76% 1.13% 0.87% 1.48% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $353,380 $739,717 $725,098 $782,971 $739,576
Portfolio turnover rate ............................ 16.54% 31.09% 34.89% 39.48% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments, December 31, 2022
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 95.2%
Austria 1.5%
a
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 55,774 $ 1,912,928
a,b
DO & CO AG ................... Commercial Services & Supplies 36,580 3,467,198
5,380,126
Bahamas 1.3%
b
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 492,132 4,591,592
Belgium 2.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 276,551 6,850,904
a,b
Kinepolis Group NV .............. Entertainment 86,235 3,591,997
10,442,901
Brazil 2.7%
Camil Alimentos SA ............... Food Products 2,043,400 3,207,940
M Dias Branco SA ................ Food Products 705,800 4,785,496
Tres Tentos Agroindustrial SA ....... Food Products 901,600 1,590,914
9,584,350
Canada 3.1%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 74,100 1,317,820
Canadian Western Bank ........... Banks 281,898 5,009,207
Computer Modelling Group Ltd. ...... Energy Equipment & Services 755,404 3,252,589
North West Co., Inc. (The) .......... Food & Staples Retailing 55,800 1,465,883
11,045,499
China 1.7%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,291,000 1,534,048
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 3,967,123 4,390,561
5,924,609
Denmark 0.5%
Matas A/S ...................... Specialty Retail 183,813 1,840,156
Finland 2.9%
Anora Group OYJ ................ Beverages 397,346 3,133,678
Fiskars OYJ Abp ................. Household Durables 130,302 2,148,335
Huhtamaki OYJ .................. Containers & Packaging 142,035 4,865,463
10,147,476
Germany 7.2%
a
Adesso SE ..................... IT Services 18,606 2,616,308
a,b
flatexDEGIRO AG ................ Capital Markets 169,985 1,146,245
Gerresheimer AG ................ Life Sciences Tools & Services 80,066 5,355,798
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 162,081 4,408,122
b,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 202,782 3,146,299
Rational AG .................... Machinery 5,919 3,514,699
Stabilus SE ..................... Machinery 81,136 5,435,844
25,623,315
Greece 1.2%
JUMBO SA ..................... Specialty Retail 242,739 4,163,008
Hong Kong 2.9%
Techtronic Industries Co. Ltd. ....... Machinery 305,500 3,393,184
a
Value Partners Group Ltd. .......... Capital Markets 7,464,000 2,741,276

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong (continued)
VTech Holdings Ltd. .............. Communications Equipment 632,900 $ 4,070,194
10,204,654
India 0.5%
Exide Industries Ltd. .............. Auto Components 790,226 1,718,733
Israel 0.5%
b,d
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 98,764 1,857,398
Italy 9.3%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 58,521 4,329,823
c
Carel Industries SpA, 144A, Reg S ... Building Products 75,635 1,902,685
Interpump Group SpA ............. Machinery 140,327 6,335,062
MARR SpA ..................... Food & Staples Retailing 196,370 2,397,295
Sanlorenzo SpA ................. Leisure Products 191,479 7,567,900
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 688,543 3,938,165
c
Technogym SpA, 144A, Reg S ...... Leisure Products 824,172 6,320,293
32,791,223
Japan 18.7%
Anicom Holdings, Inc. ............. Insurance 350,700 1,537,569
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 322,200 7,079,819
Bunka Shutter Co. Ltd. ............ Building Products 278,900 2,335,104
en Japan, Inc. ................... Professional Services 104,600 1,914,474
Fuji Oil Holdings, Inc. ............. Food Products 121,800 1,879,738
Glory Ltd. ...................... Machinery 105,500 1,751,994
Hosokawa Micron Corp. ........... Machinery 107,900 2,186,071
Idec Corp. ...................... Electrical Equipment 153,600 3,387,953
IDOM, Inc. ..................... Specialty Retail 536,700 2,689,019
Meitec Corp. .................... Professional Services 320,600 5,813,707
Morinaga & Co. Ltd. .............. Food Products 50,500 1,506,236
Nichiha Corp. ................... Building Products 184,300 3,696,119
Nihon Parkerizing Co. Ltd. .......... Chemicals 218,600 1,549,166
Nissei ASB Machine Co. Ltd. ........ Machinery 116,600 3,771,336
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 329,500 2,910,388
Shima Seiki Manufacturing Ltd. ...... Machinery 290,900 4,062,617
Square Enix Holdings Co. Ltd. ....... Entertainment 36,500 1,693,948
TechnoPro Holdings, Inc. .......... Professional Services 215,900 5,745,993
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 255,600 2,944,006
Tsubakimoto Chain Co. ............ Machinery 104,300 2,352,081
Tsumura & Co. .................. Pharmaceuticals 234,600 5,143,310
65,950,648
Netherlands 1.0%
c
Flow Traders, 144A, Reg S ......... Capital Markets 151,774 3,515,610
Norway 2.4%
a,b
PhotoCure ASA .................. Pharmaceuticals 299,461 3,257,827
TGS ASA ...................... Energy Equipment & Services 376,970 5,096,351
8,354,178
Philippines 1.0%
Century Pacific Food, Inc. .......... Food Products 7,878,900 3,650,783
South Korea 4.2%
b
BNK Financial Group, Inc. .......... Banks 496,069 2,566,342
b
DGB Financial Group, Inc. .......... Banks 630,673 3,504,210

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
b
Hite Jinro Co. Ltd. ................ Beverages 147,623 $ 3,008,431
d
i-SENS, Inc. .................... Health Care Equipment & Supplies 90,388 2,366,342
b
NongShim Co. Ltd. ............... Food Products 11,593 3,287,920
14,733,245
Spain 0.5%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 64,931 1,841,545
Sweden 3.3%
c
Dometic Group AB, 144A .......... Auto Components 481,748 3,116,437
Electrolux Professional AB, B ....... Machinery 507,721 2,131,838
Granges AB .................... Metals & Mining 479,732 3,928,720
c
Thule Group AB, 144A, Reg S ....... Leisure Products 128,664 2,694,773
11,871,768
Switzerland 4.0%
Bucher Industries AG ............. Machinery 13,915 5,806,819
a
Logitech International SA .......... Technology Hardware, Storage & Peripherals 35,607 2,216,536
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 18,687 2,086,006
Siegfried Holding AG .............. Life Sciences Tools & Services 6,169 4,097,543
14,206,904
Taiwan 8.0%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,296,037 3,630,254
Giant Manufacturing Co. Ltd. ........ Leisure Products 309,482 2,013,792
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,258,000 2,839,775
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 3,910,000 4,592,555
Merida Industry Co. Ltd. ........... Leisure Products 468,000 2,536,701
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 492,000 2,126,247
Nien Made Enterprise Co. Ltd. ...... Household Durables 195,000 1,863,599
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,177,000 2,121,170
Shin Zu Shing Co. Ltd. ............ Machinery 690,000 1,828,140
Topkey Corp. ................... Leisure Products 318,000 1,890,261
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 898,000 2,740,377
28,182,871
Thailand 2.0%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 2,733,300 4,051,844
Major Cineplex Group PCL ......... Entertainment 5,493,300 2,886,714
6,938,558
United Kingdom 10.4%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,334,748 2,675,912
Greggs plc ..................... Hotels, Restaurants & Leisure 136,286 3,829,093
c
Ibstock plc, 144A, Reg S ........... Construction Materials 1,982,378 3,705,719
Johnson Service Group plc ......... Commercial Services & Supplies 1,550,663 1,816,484
Man Group plc .................. Capital Markets 2,022,889 5,204,389
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 128,173 3,501,833
Pagegroup plc .................. Professional Services 708,547 3,944,945
Rathbones Group plc ............. Capital Markets 207,651 5,108,446
VIDENDUM plc .................. Household Durables 187,601 2,446,481

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
b,c
Watches of Switzerland Group plc, 144A Specialty Retail 460,347 $ 4,497,616
36,730,918
United States 1.5%
Axis Capital Holdings Ltd. .......... Insurance 41,819 2,265,336
a,b
IMAX Corp. ..................... Entertainment 197,917 2,901,463
5,166,799
Total Common Stocks (Cost $294,966,938) .....................................
336,458,867
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
b
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 253,544
b
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 59,949 74,936
328,480
Total Warrants (Cost $221,371) ................................................
328,480
Total Long Term Investments (Cost $295,188,309) ...............................
336,787,347
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.4%
United States 3.4%
e
FHLB, 1/03/23 .................. 11,800,000 11,800,000
Total U.S. Government and Agency Securities (Cost $11,797,443) .................
11,800,000
Shares
f
Investments from Cash Collateral Received for Loaned
Securities 1.3%
Money Market Funds 1.3%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 4,656,168 4,656,168
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,656,168) .................................................................
4,656,168
a a a a a
Total Short Term Investments (Cost $16,453,611 ) ................................
16,456,168
a a a
Total Investments (Cost $311,641,920) 100.0% ..................................
$353,243,515
Other Assets, less Liabilities 0.0%
†
............................................
136,595
Net Assets 100.0% ...........................................................
$353,380,110
a a a
See Abbreviations on page 44 .

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at December 31, 2022. See Note 1(e).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $32,519,486, representing 9.2% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 1(e) regarding securities on loan.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.96 $15.22 $15.54 $14.87 $21.99
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.26 1.03
c
0.64 0.42
Net realized and unrealized gains (losses) ........... (1.40) 0.55 (0.32) 1.06 (3.66)
Total from investment operations .................... (1.14) 0.81 0.71 1.70 (3.24)
Less distributions from:
Net investment income .......................... (0.10) (1.46) (0.67) (1.02) (0.42)
Net realized gains ............................. (0.53) (2.61) (0.36) (0.01) (3.46)
Total distributions ............................... (0.63) (4.07) (1.03) (1.03) (3.88)
Net asset value, end of year ....................... $10.19 $11.96 $15.22 $15.54 $14.87
Total return .................................... (9.23)% 5.75% 5.30% 11.57% (14.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.94% 0.87% 0.82% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.91% 0.84% 0.82%
d
0.80%
d,e
Net investment income ........................... 2.35% 1.64% 7.51%
c
4.13% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $196,051 $386,291 $447,139 $1,695,980 $2,785,308
Portfolio turnover rate ............................ 46.42% 44.73% 89.34% 36.83%
f
25.60%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.24 $15.48 $15.79 $14.97 $22.07
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.24 1.17
c
0.98 0.38
Net realized and unrealized gains (losses) ........... (1.38) 0.58 (0.47) 0.70 (3.66)
Total from investment operations .................... (1.18) 0.82 0.70 1.68 (3.28)
Less distributions from:
Net investment income .......................... (0.08) (1.45) (0.65) (0.85) (0.36)
Net realized gains ............................. (0.53) (2.61) (0.36) (0.01) (3.46)
Total distributions ............................... (0.61) (4.06) (1.01) (0.86) (3.82)
Net asset value, end of year ....................... $10.45 $12.24 $15.48 $15.79 $14.97
Total return .................................... (9.29)% 5.69% 5.16% 11.34% (15.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.04% 1.01% 0.97% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.97% 1.00% 0.98% 0.97%
d
0.95%
d,e
Net investment income ........................... 1.71% 1.52% 8.42%
c
3.98% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $123 $521 $448 $700 $5,375
Portfolio turnover rate ............................ 46.42% 44.73% 89.34% 36.83%
f
25.60%
f
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Institutional Funds
Schedule of Investments, December 31, 2022
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 95.0%
Belgium 1.7%
Anheuser-Busch InBev SA/NV ...... Beverages 54,959 $ 3,310,079
Canada 2.1%
a
GFL Environmental, Inc. ........... Commercial Services & Supplies 138,600 4,051,278
Chile 1.9%
Antofagasta plc .................. Metals & Mining 202,471 3,779,493
China 1.1%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,209 2,245,448
France 14.2%
Cie de Saint-Gobain .............. Building Products 55,195 2,700,060
Danone SA ..................... Food Products 69,571 3,666,619
Eiffage SA ...................... Construction & Engineering 36,042 3,545,075
Sanofi SA ...................... Pharmaceuticals 43,928 4,235,629
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 147,557 9,262,193
Veolia Environnement SA .......... Multi-Utilities 170,022 4,368,415
27,777,991
Germany 12.7%
Bayer AG ...................... Pharmaceuticals 53,526 2,754,860
Continental AG .................. Auto Components 41,853 2,494,932
Deutsche Boerse AG .............. Capital Markets 21,039 3,622,540
Deutsche Telekom AG ............. Diversified Telecommunication Services 394,087 7,840,620
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 50,669 1,654,901
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 97,189 2,953,623
SAP SE ....................... Software 35,513 3,666,217
24,987,693
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 90,366 2,005,993
Ireland 1.7%
CRH plc ....................... Construction Materials 84,992 3,379,989
Japan 16.5%
Hitachi Ltd. ..................... Industrial Conglomerates 78,200 3,933,384
Honda Motor Co. Ltd. ............. Automobiles 141,400 3,224,088
Isuzu Motors Ltd. ................ Automobiles 314,600 3,645,870
Komatsu Ltd. ................... Machinery 137,000 2,960,120
Nitori Holdings Co. Ltd. ............ Specialty Retail 19,600 2,560,108
Sony Group Corp. ................ Household Durables 45,100 3,436,417
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 87,700 3,080,622
Sumitomo Mitsui Financial Group, Inc. . Banks 189,100 7,605,346
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 6,500 1,909,232
32,355,187
Netherlands 7.2%
ING Groep NV .................. Banks 277,352 3,378,312
SBM Offshore NV ................ Energy Equipment & Services 122,866 1,932,940
Shell plc ....................... Oil, Gas & Consumable Fuels 312,869 8,819,668
14,130,920
Singapore 2.1%
United Overseas Bank Ltd. ......... Banks 176,200 4,036,010
South Korea 4.5%
KB Financial Group, Inc. ........... Banks 61,217 2,355,248

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
b
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 108,665 $ 4,789,716
Shinhan Financial Group Co. Ltd. .... Banks 61,640 1,723,242
8,868,206
Spain 2.0%
Red Electrica Corp. SA ............ Electric Utilities 220,900 3,840,868
Switzerland 1.7%
Adecco Group AG ................ Professional Services 100,720 3,312,991
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 232,492 3,377,084
Thailand 1.0%
Kasikornbank PCL ............... Banks 476,200 2,024,738
United Kingdom 18.7%
AstraZeneca plc ................. Pharmaceuticals 34,406 4,655,606
BAE Systems plc ................ Aerospace & Defense 394,498 4,074,366
BP plc ......................... Oil, Gas & Consumable Fuels 1,546,054 8,920,272
Compass Group plc .............. Hotels, Restaurants & Leisure 109,581 2,530,343
DS Smith plc .................... Containers & Packaging 728,672 2,810,665
Informa plc ..................... Media 39,827 297,088
Lloyds Banking Group plc .......... Banks 9,829,894 5,364,085
Smith & Nephew plc .............. Health Care Equipment & Supplies 275,340 3,676,966
Standard Chartered plc ............ Banks 246,815 1,840,798
c
WH Smith plc ................... Specialty Retail 136,321 2,424,431
36,594,620
United States 3.2%
c
Haleon plc ..................... Personal Products 863,032 3,414,545
c
ICON plc ....................... Life Sciences Tools & Services 15,100 2,933,175
6,347,720
Total Common Stocks (Cost $156,418,277) .....................................
186,426,308
a a a a a
Escrows and Litigation Trusts 0.0%
c,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $156,418,277) ...............................
186,426,308

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.9%
United States 3.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 7,572,866 $ 7,572,866
Total Money Market Funds (Cost $7,572,866) ...................................
7,572,866
a a a a a
Total Short Term Investments (Cost $7,572,866 ) .................................
7,572,866
a a a
Total Investments (Cost $163,991,143) 98.9% ...................................
$193,999,174
Other Assets, less Liabilities 1.1% .............................................
2,174,597
Net Assets 100.0% ...........................................................
$196,173,771
a a a
a
A portion or all of the security is on loan at December 31, 2022. See Note 1(e).
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).
See Note 6 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 1,949,400 3/17/23 $ (67,701)
Total Futures Contracts ...................................................................... $(67,701)
*
As of year end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2022
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $306,985,752 $156,418,277
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 4,656,168 7,572,866
Value - Unaffiliated issuers (Includes securities loaned of $14,295,734 and $3,501,754 respectively) ............................................................ $348,587,347 $186,426,308
Value - Non-controlled affiliates (Note 3 d ) ...................................... 4,656,168 7,572,866
Cash ................................................................... 3,319,784 —
Foreign currency, at value (cost $41, 233 and $206,501 respectively) ................... 41,233 206,501
Receivables:
Investment securities sold .................................................. — 779,519
Capital shares sold ....................................................... 257,976 72,657
Dividends .............................................................. 1,325,609 3,588,770
European Union tax reclaims (Note 1 f ) ........................................ 386,518 845,924
Deposits with brokers for:
Futures contracts ....................................................... — 103,410
Total assets ......................................................... 358,574,635 199,595,955
Liabilities:
Payables:
Investment securities purchased ............................................. 54,521 208,049
Capital shares redeemed .................................................. 103,953 545,430
Management fees ........................................................ 288,768 118,039
Transfer agent fees ....................................................... 2,322 5,192
Trustees' fees and expenses ................................................ 1,476 1,991
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............ — 2,282,030
Variation margin on futures contracts .......................................... — 18,756
Payable upon return of securities loaned (Note 1 e ) ................................. 4,656,168 —
Accrued expenses and other liabilities .......................................... 87,317 242,697
Total liabilities ........................................................ 5,194,525 3,422,184
Net assets, at value ................................................ $353,380,110 $196,173,771
Net assets consist of:
Paid-in capital ............................................................ $349,214,128 $168,064,240
Total distributable earnings (losses) ............................................ 4,165,982 28,109,531
Net assets, at value ................................................ $353,380,110 $196,173,771
Shares outstanding ........................................................ 21,616,684
Net asset value per share ................................................... $16.35
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $196,051,063
Shares outstanding ........................................................................ 19,243,984
Net asset value per share ................................................................... $10.19
Service Shares:
Net assets, at value ....................................................................... $122,708
Shares outstanding ........................................................................ 11,745
Net asset value per share ................................................................... $10.45

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2022
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $1,910,314 and $594,974, respectively)
Unaffiliated issuers ....................................................... $13,739,418 $8,074,871
Non-controlled affiliates (Note 3 d ) ............................................ — 75,316
Interest:
Unaffiliated issuers ....................................................... 162,375 1,199
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 117,370 23,686
Non-controlled affiliates (Note 3 d ) ............................................ 48,149 11,486
Other income (Note 1 f ) ...................................................... 389,130 309,527
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ......... — (82,494)
Total investment income .................................................. 14,456,442 8,413,591
Expenses:
Management fees (Note 3 a ) .................................................. 4,929,967 2,052,371
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 77,131
    Service Shares ......................................................... — 40
Transfer agent fees (Note 3 c ) ................................................. 129,889 —
Sub-transfer agent fees: (Note 3c )
    Service Shares ......................................................... — 286
Custodian fees ........................................................... 53,176 64
Registration and filing fees ................................................... 35,807 36,106
Professional fees .......................................................... 72,329 150,712
Trustees' fees and expenses ................................................. 28,136 —
Other ................................................................... 58,794 414
Total expenses ........................................................ 5,308,098 2,317,124
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (5,975) (117,452)
Net expenses ........................................................ 5,302,123 2,199,672
Net investment income ............................................... 9,154,319 6,213,919
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (30,126,240) 13,144,629
Foreign currency transactions ............................................... (263,531) (350,852)
Futures contracts ........................................................ — (421,550)
Net realized gain (loss) ................................................. (30,389,771) 12,372,227
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (156,509,727) (49,690,036)
Translation of other assets and liabilities denominated in foreign currencies ............. 6,139 (128,326)
Futures contracts ........................................................ — (105,570)
Net change in unrealized appreciation (depreciation) ........................... (156,503,588) (49,923,932)
Net realized and unrealized gain (loss) ........................................... (186,893,359) (37,551,705)
Net increase (decrease) in net assets resulting from operations ......................... $(177,739,040) $(31,337,786)

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $9,154,319 $8,456,771 $6,213,919 $7,395,973
Net realized gain (loss) ............ (30,389,771) 105,168,552 12,372,227 38,871,211
Net change in unrealized appreciation
(depreciation) ................. (156,503,588) (37,526,164) (49,923,932) (19,828,202)
Net increase (decrease) in net
assets resulting from operations . (177,739,040) 76,099,159 (31,337,786) 26,438,982
Distributions to shareholders:
Primary Shares .................. — — (12,095 ,509) (110,460,144)
Service Shares .................. — — (7,083) (166,811)
Distributions to shareholders ......... (8,550,231) (105,430,343) — —
Total distributions to shareholders ..... (8,550,231) (105,430,343) (12,102,592) (110,626,955)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (146,821,378) 23,198,093
Service Shares .................. — — (376,524) 215,336
Capital share transactions (Note 2 ) ..... (200,048,009) 43,950,886 — —
Total capital share transactions ....... (200,048,009) 43,950,886 (147,197,902) 23,413,429
Net increase (decrease) in net
assets ..................... (386,337,280) 14,619,702 (190,638,280) (60,774,544)
Net assets:
Beginning of year .................. 739,717,390 725,097,688 386,812,051 447,586,595
End of year ...................... $353,380,110 $739,717,390 $196,173,771 $386,812,051

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. International Equity
Series offers Primary Shares and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into

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question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At December 31,
2022, Foreign Smaller Companies Series had no futures
contracts.
See Note 6 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, the
Foreign Smaller Companies Series and International Equity
Series held $10,544,683 and $3,653,507, respectively in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Funds may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Funds bear the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Funds in the event of default by a third party borrower.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
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or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. During the
fiscal year ended December 31, 2022, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year. International Equity Series determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Funds invest.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

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2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2022
Shares sold ................................... 4,197,769 $75,350,548
Shares issued in reinvestment of distributions .......... 520,814 8,259,148
Shares redeemed ............................... (17,038,173) (283,657,705)
Net increase (decrease) .......................... (12,319,590) $(200,048,009)
Year ended December 31, 2021
Shares sold ................................... 4,047,399 $101,195,141
Shares issued in reinvestment of distributions .......... 4,379,342 92,550,331
Shares redeemed ............................... (5,981,276) (149,794,586)
Net increase (decrease) .......................... 2,445,465 $43,950,886
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2022
Shares sold ................................... 5,546,145 $61,560,957
Shares issued in reinvestment of distributions .......... 1,197,455 11,551,000
Shares redeemed ............................... (19,788,709) (219,933,335)
Net increase (decrease) .......................... (13,045,109) $(146,821,378)
Year ended December 31, 2021
Shares sold ................................... 4,888,882 $77,425,011
Shares issued in reinvestment of distributions .......... 7,487,110 94,340,837
Shares redeemed ............................... (9,461,057) (148,567,755)
Net increase (decrease) .......................... 2,914,935 $23,198,093
Service Shares
Service Shares:
Year ended December 31, 2022
Shares sold ................................... 2,911 $37,138
Shares issued in reinvestment of distributions .......... 716 7,083
Shares redeemed ............................... (34,473) (420,745)
Net increase (decrease) .......................... (30,846) $(376,524)
Year ended December 31, 2021
Shares sold ................................... 19,254 $316,394
Shares issued in reinvestment of distributions .......... 12,776 166,811
Shares redeemed ............................... (18,345) (267,869)
Net increase (decrease) .......................... 13,685 $215,336

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the year ended December 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2022, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $128,938 $75,064 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $9,593,212 $87,767,777 $(92,704,821) $— $— $4,656,168 4,656,168 $48,149
Total Affiliated Securities ... $9,593,212 $87,767,777 $(92,704,821) $— $— $4,656,168 $48,149
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 5,153,549 $ 133,094,966 $ (130,675,649) $ — $ — $ 7,572,866 7,572,866 $ 75,316
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $15,234,595 $(15,234,595) $— $— $— — $11,486
Total Affiliated Securities ... $5,153,549 $148,329,561 $(145,910,244) $— $— $7,572,866 $86,802
Foreign Smaller
Companies
Series
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 13,376,151
Long term ............................. 17,803,676
Total capital loss carryforwards ............ $31,179,827
Foreign Smaller Companies Series International Equity Series
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $8,550,231 $12,309,269 $2,738,576 $45,728,296
Long term capital gain .................... — 93,121,074 9,364,016 64,898,659
$8,550,231 $105,430,343 $12,102,592 $110,626,955
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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At December 31, 2022, the cost of investments, net unrealiz ed appreciation (depreciation) and undistributed ord inary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign currency transactions and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, were as follows:
At December 31, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $319,129,236 $169,635,590
Unrealized appreciation ..................... $80,929,693 $39,824,408
Unrealized depreciation ..................... (46,815,414) (15,528,525)
Net unrealized appreciation (depreciation) ....... $34,114,279 $24,295,883
Distributable earnings:
Undistributed ordinary income ................ $1,246,360 $3,247,175
Total distributable earnings .................. $1,246,360 $3,247,175
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $82,838,073 $118,795,123
Sales .................................. $270,713,812 $273,690,907
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $4,656,168 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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6. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts was $1,990,492.
See Note 1(d) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 67,70 1
a
Total .................... $— $67,70 1
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $(421,550) Futures contracts $(105,570)
Total ....................... $(421,550) $(105,570)

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9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended fiscal year, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 5,380,126 $ — $ 5,380,126
Bahamas ............................. 4,591,592 — — 4,591,592
Belgium .............................. — 10,442,901 — 10,442,901
Brazil ................................ — 9,584,350 — 9,584,350
Canada .............................. 11,045,499 — — 11,045,499
China ............................... — 5,924,609 — 5,924,609

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Denmark ............................. $ — $ 1,840,156 $ — $ 1,840,156
Finland .............................. — 10,147,476 — 10,147,476
Germany ............................. — 25,623,315 — 25,623,315
Greece .............................. — 4,163,008 — 4,163,008
Hong Kong ........................... — 10,204,654 — 10,204,654
India ................................ — 1,718,733 — 1,718,733
Israel ................................ — 1,857,398 — 1,857,398
Italy ................................. — 32,791,223 — 32,791,223
Japan ............................... — 65,950,648 — 65,950,648
Netherlands ........................... 3,515,610 — — 3,515,610
Norway .............................. — 8,354,178 — 8,354,178
Philippines ............................ 3,650,783 — — 3,650,783
South Korea .......................... — 14,733,245 — 14,733,245
Spain ................................ — 1,841,545 — 1,841,545
Sweden .............................. — 11,871,768 — 11,871,768
Switzerland ........................... 2,216,536 11,990,368 — 14,206,904
Taiwan ............................... — 28,182,871 — 28,182,871
Thailand ............................. — 6,938,558 — 6,938,558
United Kingdom ........................ 10,426,763 26,304,155 — 36,730,918
United States .......................... 5,166,799 — — 5,166,799
Warrants .............................. 328,480 — — 328,480
Short Term Investments ................... 4,656,168 11,800,000 — 16,456,168
Total Investments in Securities ........... $45,598,230 $307,645,285
a
$— $353,243,515
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 3,310,079 — 3,310,079
Canada .............................. 4,051,278 — — 4,051,278
Chile ................................ — 3,779,493 — 3,779,493
China ............................... 2,245,448 — — 2,245,448
France ............................... — 27,777,991 — 27,777,991
Germany ............................. — 24,987,693 — 24,987,693
Hungary ............................. — 2,005,993 — 2,005,993
Ireland ............................... — 3,379,989 — 3,379,989
Japan ............................... — 32,355,187 — 32,355,187
Netherlands ........................... — 14,130,920 — 14,130,920
Singapore ............................ — 4,036,010 — 4,036,010
South Korea .......................... — 8,868,206 — 8,868,206
Spain ................................ — 3,840,868 — 3,840,868
Switzerland ........................... — 3,312,991 — 3,312,991
Taiwan ............................... — 3,377,084 — 3,377,084
Thailand ............................. — 2,024,738 — 2,024,738
United Kingdom ........................ — 36,594,620 — 36,594,620
United States .......................... 2,933,175 3,414,545 — 6,347,720
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 7,572,866 — — 7,572,866
Total Investments in Securities ........... $16,802,767 $177,196,407
c
$— $193,999,174
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 67,70 1 $ — $ — $ 67,70 1
Total Other Financial Instruments ......... $67,701 $— $— $67,701
11. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Includes foreign securities valued at $295,845,285, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value at December 31, 2022.
c
Includes foreign securities valued at $177,196,407, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
11. Fair Value Measurements
(continued)

TEMPLETON INSTITUTIONAL FUNDS
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31,
2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

TEMPLETON INSTITUTIONAL FUNDS
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2022:
Pursuant to:
Foreign Smaller
Companies Series
International
Equity Series
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $13,806,288
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,730,117 $7,951,896
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $ 1,559,181 —
Interest Earned from Federal
Obligations Note (1) $ 159,818 —
Foreign Smaller
Companies Series
Foreign Taxes Paid $1,520,547
Foreign Source Income
Earned $11,211,859

Templeton Institutional Funds
Board Members and Officers

ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1990 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board,
Trustee and Vice
President
Chairman of the Board
and Vice President
since January 2023 and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President
and Chief
Executive Officer
- Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer - Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds
Shareholder Information

ftinstitutional.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended December 31.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,013 for the fiscal year ended December 31, 2022 and $89,473 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,000 for the fiscal year ended December 31, 2022 and $3,133 for the fiscal year ended December 31, 2021. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $485 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $190,211 for the fiscal year ended December 31, 2022 and $35,743 for the fiscal year ended December 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $263,211 for the fiscal year ended December 31, 2022 and $39,361 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023